Name :	Alfred P. Ouellette
Title:	Assistant Vice President and
Senior Counsel

March 3, 2009

EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Investment Trust III – (the “Trust”) on behalf of
John Hancock Greater China Opportunities Fund (the “Fund”)
File Nos. 811-4630 and 33-4559

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Classes A, B and C shares Prospectus, the Class I shares Prospectus, the Class NAV Prospectus and the Statement of Additional Information of the Fund dated March 1, 2009 for the above-captioned registrant, that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary